Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 2,955	$ 2,908
Weighted average number of ordinary and restricted shares	1,975	1,970
Basic EPS from continuing and discontinued operations	$ 1.50	$ 1.48
Profit from continuing operations attributable to equity holders of AB InBev	$ 2,955	$ 2,880
Weighted average number of ordinary and restricted shares	1,975	1,970
Basic EPS from continuing operations	$ 1.50	$ 1.46
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 3,605	$ 3,331
Weighted average number of ordinary and restricted shares	1,975	1,970
EPS from continuing operations before exceptional items	$ 1.83	$ 1.69
Profit attributable to equity holders of AB InBev	$ 2,955	$ 2,908
Weighted average number of ordinary and restricted shares (diluted)	2,012	2,009
Diluted EPS from continuing and discontinued operations	$ 1.47	$ 1.45
Profit from continuing operations attributable to equity holders of AB InBev	$ 2,955	$ 2,880
Weighted average number of ordinary and restricted shares (diluted)	2,012	2,009
Diluted EPS from continuing operations	$ 1.47	$ 1.43
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 3,605	$ 3,331
Weighted average number of ordinary and restricted shares (diluted)	2,012	2,009
Diluted EPS from continuing operations before exceptional items	$ 1.79	$ 1.66